COMMON STOCK REPURCHASE AND ISSUANCE	12 Months Ended
Dec. 31, 2016
COMMON STOCK REPURCHASE AND ISSUANCE
COMMON STOCK REPURCHASE AND ISSUANCE

NOTE 9-COMMON STOCK REPURCHASE AND ISSUANCE

On January 17, 2014, The Company entered into the Share Purchase Agreement with Softbank and Shah Capital. Pursuant to the Share Purchase Agreement, Softbank sold its entire stake in the Company, consisting of 4,883,875 ordinary shares with a par value of US $0.00375 per share. The Company and Shah Capital repurchased 3,883,875 and 1,000,000 ordinary shares, respectively, for a price of $2.54 per ordinary share for total consideration paid by the Company of $9.9 million. The transaction was consummated on the same date.

On March 11, 2014, the Company entered into a Subscription Agreement with Shah Capital. Pursuant to the Subscription Agreement, Shah Capital subscribed for and purchased 2,000,000 shares of common stock, from the Company for a price of $2.67 per share. This price represents 1.3% premium to the 30 days weighted average of the Company’s common stock price as of March 10, 2014. The transaction was consummated on the same date.

On November 12, 2014, the Company’s Board of Directors approved a share repurchase program of up to $40.0 million of its ordinary shares outstanding over the 24 months through 2016. On November 4, 2016, the Company’s Board of Directors approved an extension for this program to November 2018.For the year ended December 31, 2016, 2015 and 2014, the Company repurchased 2,054,655,1,563,302 and 166,421 shares at the cost of $4.1 million, $3.7 million and $0.4 million, respectively. All of the repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued.